First Trust Multi Income Allocation Portfolio Expense Example, No Redemption - First Trust Multi Income Allocation Portfolio - I	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 119
Expense Example, No Redemption, 3 Years	643
Expense Example, No Redemption, 5 Years	1,194
Expense Example, No Redemption, 10 Years	$ 2,698